Business Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended					6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012 Adcom Express, Inc. [Member]	Apr. 06, 2011 DBA Distribution Services, Inc. [Member]	Dec. 01, 2011 ISLA International, Ltd. [Member]	Feb. 27, 2012 Brunswicks Logistics, Inc. [Member]	Sep. 05, 2008 Adcom Express, Inc. [Member]	Apr. 06, 2011 DBA Distribution Services, Inc. [Member]	Dec. 31, 2012 DBA Distribution Services, Inc. [Member]	Jun. 30, 2012 DBA Distribution Services, Inc. [Member]	Dec. 01, 2011 ISLA International, Ltd. [Member]	Jun. 30, 2012 ISLA International, Ltd. [Member]	Feb. 27, 2012 Brunswicks Logistics, Inc. [Member]	Jun. 30, 2012 Brunswicks Logistics, Inc. [Member]	Jun. 30, 2013 Acquisitions 2013 [Member]
Business Acquisition [Line Items]
Business acquisition, description of acquired entity						On September 5, 2008, the Company entered into and closed a Stock Purchase Agreement (the "SPA") pursuant to which it acquired Adcom, a privately-held Minnesota corporation founded in 1978. At the time of the acquisition, Adcom provided a full range of domestic and international freight forwarding solutions to a diversified account base including manufacturers, distributors and retailers through a combination of three company-owned and twenty-seven independent agency locations across North America.	On April 6, 2011, the Company closed on an Agreement and Plan of Merger (the "DBA Agreement") pursuant to which the Company acquired DBA, a privately-held New Jersey corporation founded in 1981. At the time of the acquisition, DBA serviced a diversified account base including manufacturers, distributors and retailers through a combination of company-owned logistics offices located in Somerset, New Jersey and Los Angeles, California and twenty-four agency offices located across North America.			On December 1, 2011, through a wholly-owned subsidiary, RGL, the Company acquired the operations and substantially all of the assets of Laredo, Texas based ISLA, a privately-held company founded in 1996. At the time of the acquisition, ISLA provided bilingual expertise in both north and south bound cross-border transportation and logistics services to a diversified account base including manufacturers in the automotive, appliance, electronics and consumer packaged goods industries from its strategically-aligned location in Laredo, Texas and serves as the Company’s gateway to the Mexico markets.		On February 27, 2012, through a wholly-owned subsidiary, RGL, the Company acquired the operations and substantially all of the assets of New York based ALBS, a privately-held company founded in 1997. At the time of the acquisition, ALBS provided a full range of domestic and international transportation and logistics services across North America to a diversified account base including manufacturers, distributors and retailers from its strategic international gateway location at New York-JFK airport.
Business acquisition						Adcom Express, Inc.	DBA Distribution Services, Inc.			ISLA International, Ltd.		Brunswicks Logistics, Inc.
Business acquisition, effective date of acquisition						Sep. 05, 2008	Apr. 06, 2011			Dec. 01, 2011		Feb. 27, 2012
Business acquisition earn-out payments earned		$ 2,318,365
Business acquisition, cost of acquired entity, equity interests issued and issuable		999,170		1,325,000	295,000
Business acquisition, cost of acquired entity, cash paid	625,128	1,319,195	5,400,000	7,656,582	2,655,000						7,656,582		2,655,000
Business acquisition, cost of acquired entity, purchase price	1,675,388		12,000,000	14,957,000	7,275,000
Business acquisition, cost of acquired entity, liabilities incurred	650,000		4,800,000
Business acquisition, contingent consideration, potential cash payment	1,500,000		1,800,000	5,975,000	4,325,000
Loss contingency, damages awarded, value								698,623
Business acquisition cost of acquired entity non-recurring transition and lease termination costs									1,018,298
Business acquisition cost of acquired entity cash paid percentage				The various earn-out payments shall be made in a combination of cash and common stock, as the Company may elect to satisfy up to 25% of each of the earn-out payments through the issuance of its common stock valued based upon a 30-day volume weighted average price to be calculated preceding the delivery of the shares.
Transition and lease termination costs														1,544,454
Gain (Loss) on contract termination	1,334,490													1,334,490
Employee related costs														105,436
Restructuring reserve, accelerated depreciation														$ 104,528